Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000162163 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000162163 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000162163 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000162163 | Robinhood Markets, Inc.FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000162163 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000162163 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162163 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162163 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162163 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162163 | Exelixis, Inc.FR_30161Q104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162163 | Sector EquityEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162163 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000162163 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	9.60%
C000162163 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000162163 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.10%
C000162163 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	20.30%
C000162163 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.40%
C000162163 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000162163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020637 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000020637 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000020637 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020637 | Robinhood Markets, Inc.FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020637 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020637 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020637 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020637 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020637 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020637 | Exelixis, Inc.FR_30161Q104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020637 | Sector EquityEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020637 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000020637 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	9.60%
C000020637 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000020637 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.10%
C000020637 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	20.30%
C000020637 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.40%
C000020637 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000020637 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%